14. Property and equipment (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Property And Equipment Details Narrative Abstract
Capitalized borrowing costs	R$ 22	R$ 16
Borrowing costs eligible for capitalization rate	101.78%	101.66%
Cost of goods and services sold	R$ 49	R$ 54